CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows related to operating activities
Income from continuing operations	$ 536.7	$ 742.8	$ 386.7
Adjustments for:
Depreciation of property, plant and equipment	612.4	601.5	550.6
Amortization of intangible assets	105.5	103.8	97.9
Loss on valuation and translation of financial instruments	0.9	2.4	2.1
Gain on sale of spectrum licences		(330.9)
Restructuring of operations and impairment of goodwill and intangible assets	14.9	43.8	40.9
Loss on debt refinancing		15.6	7.3
Amortization of financing costs and long-term debt discount	6.8	6.9	7.0
Deferred income taxes	11.7	132.4	(14.7)
Other	(5.6)	4.0	3.7
Cash flows before non-cash balances	1,283.3	1,322.3	1,081.5
Net change in non-cash balances related to operating activities	136.7	(130.1)	53.0
Cash flows provided by continuing operating activities	1,420.0	1,192.2	1,134.5
Cash flows related to investing activities
Business acquisitions	(10.3)	(5.8)	(119.5)
Business disposals			3.0
Additions to property, plant and equipment	(552.7)	(601.8)	(654.5)
Additions to intangible assets	(197.4)	(141.9)	(139.8)
Proceeds from disposals of assets	9.4	620.7	3.5
Loans to the parent corporation	(596.1)
Acquisition of tax deductions from the parent corporation	(13.9)		(14.0)
Other	(11.3)	(10.6)	12.7
Cash flows used in continuing investing activities	(1,372.3)	(139.4)	(908.6)
Cash flows related to financing activities
Net change in bank indebtedness	24.3	(18.9)	(14.9)
Net change under revolving facilities	736.5	(209.3)	(40.3)
Issuance of long-term debt, net of financing fees		794.5
Repayments of long-term debt	(19.2)	(664.5)	(19.0)
Settlement of hedging contracts	(1.6)	16.6	0.4
Repurchase of Common Shares	(1,540.0)	(43.9)
Reduction of paid-up capital		(50.0)	(100.0)
Dividends	(100.0)	(50.0)
Dividends paid to non-controlling interests	(0.1)		(0.2)
Cash flows used in continuing financing activities	(900.1)	(225.5)	(174.0)
Net change in cash and cash equivalents from continuing operations	(852.4)	827.3	51.9
Cash flows provided by discontinued operations	8.5	16.9	(49.8)
Cash and cash equivalents at the beginning of the year	864.9	20.7	18.6
Cash and cash equivalents at the end of the year	21.0	864.9	20.7
Changes in non-cash balances related to operating activities (excluding the effect of business acquisitions and disposals)
Accounts receivable	(17.7)	(17.8)	(34.5)
Inventories	1.3	(3.2)	24.7
Contract assets	(21.3)	(27.8)	(54.1)
Accounts payable, accrued charges and provisions	34.0	(26.8)	40.1
Income taxes	134.2	(44.8)	51.4
Deferred revenues	(5.7)	(1.7)	14.0
Defined benefit plans	13.0	7.2	10.4
Other	(1.1)	(15.2)	1.0
Net change in non-cash balances related to operating activities	136.7	(130.1)	53.0
Non-cash investing activities
Net change in additions to property, plant and equipment and intangible assets financed with accounts payable	67.8	21.8	(6.2)
Interest and taxes reflected as operating activities
Cash interest payments	289.2	269.1	286.1
Cash income tax payments (net of refunds)	$ 18.0	$ 58.7	$ 104.3